Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Agreements with Initial Terms of One-Year or More
Future minimum payments under noncancelable agreements for bandwidth and property management fees consist of the following as of December 31, 2025:

	RMB	US$
	(In millions)
2026	1,307	187
2027	614	88
2028	538	77
2029	522	75
2030	224	32
Thereafter	48	7

	3,253	466

Future Minimum Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2025:

	RMB	US$
	(In millions)
2026	8,828	1,262
2027	5,109	731
2028	2,779	397
2029	827	118
2030	379	54
Thereafter	—	—

	17,922	2,562